COLUMBIA FUNDS SERIES TRUST

Supplement dated January 9, 2008 to the following

Statements of Additional Information

Columbia Global Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia Large Cap Index Fund

Columbia Small Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Value Fund

Columbia Convertible Securities Fund

Columbia Marsico 21st Century Fund

Columbia Small Cap Value Fund II

Columbia Large Cap Value Fund

Statements of Additional Information dated July 1, 2007

(Each a “Fund” and together the “Funds.”)

Effective January 1, 2008, the Board of Trustees of Columbia Funds Series Trust (the “Trust”) elected John J. Nagorniak and Anthony M. Santomero as Trustees of the Trust.

1.	For each Statement of Additional Information, the following information is added to the table entitled “Independent Trustee Biographical Information” under the section entitled “FUND GOVERNANCE; The Board”:

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	President and Director — Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director — Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman — Franklin Portfolio Associates (investing — Mellon affiliate), 1982 through 2007; retired	69	Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Anthony M. Santomero (Born 1946) Trustee	Indefinite term; Trustee since January 2008	President and Chief Executive Officer — Federal Reserve Bank of Philadelphia, 2000 through April 2006; Senior Advisor — McKinsey & Company (consulting), July 2006 through December 2007; Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current	69	None

2.	For each Statement of Additional Information, the following information is added to the table entitled “Independent Trustee Compensation for the Fiscal Period Ended February 28, 2007” under the section entitled “FUND GOVERNANCE; Compensation”:

Independent Trustee Compensation for the Fiscal Period Ended February 28, 2007

Name of Trustee	Aggregate Compensation from the Trust(a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
John J. Nagorniak	N/A	N/A
Anthony M. Santomero	N/A	N/A

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

3.	For each Statement of Additional Information, the following information is added to the table entitled “Independent Trustee Ownership for the Calendar Year Ended December 31, 2006” under the section entitled “FUND GOVERNANCE; Beneficial Equity Ownership”:

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
John J. Nagorniak	A	A
Anthony M. Santomero	A	A

INT-50/139027-0108

COLUMBIA FUNDS SERIES TRUST

Supplement dated January 9, 2008 to the following

Statements of Additional Information

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Asset Allocation Fund II

Columbia High Income Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Small Cap Growth Fund II

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

Statements of Additional Information dated August 1, 2007

(Each a “Fund” and together the “Funds.”)

Effective January 1, 2008, the Board of Trustees of Columbia Funds Series Trust (the “Trust”) elected John J. Nagorniak and Anthony M. Santomero as Trustees of the Trust.

1.	For each Statement of Additional Information, the following information is added to the table entitled “Independent Trustee Biographical Information” under the section entitled “FUND GOVERNANCE; The Board”:

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	President and Director — Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director — Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman — Franklin Portfolio Associates (investing — Mellon affiliate), 1982 through 2007; retired	69	Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

Anthony M. Santomero (Born 1946) Trustee	Indefinite term; Trustee since January 2008	President and Chief Executive Officer — Federal Reserve Bank of Philadelphia, 2000 through April 2006; Senior Advisor — McKinsey & Company (consulting), July 2006 through December 2007; Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current	69	None

2.	For each Statement of Additional Information, the following information is added to the table entitled “Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007” under the section entitled “FUND GOVERNANCE; Compensation”:

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust(a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
John J. Nagorniak	N/A	N/A
Anthony M. Santomero	N/A	N/A

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

3.	For each Statement of Additional Information, the following information is added to the table entitled “Independent Trustee Ownership for the Calendar Year Ended December 31, 2006” under the section entitled “FUND GOVERNANCE; Beneficial Equity Ownership”:

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
John J. Nagorniak	A	A
Anthony M. Santomero	A	A

INT-50/139133-0108